DISPOSITION OF AIRCARD BUSINESS Schedule of results related to the AirCard business that have been presented as discontinued operations (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Apr. 02, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disposition of AirCard business
Earnings before income taxes		$ 94,883	$ 33,045	$ 24,341
Income tax expense		(24,295)	(1,644)	(3,003)
Net earnings from discontinued operations		70,588	31,401	21,338
Air Card Business [Member]
Disposition of AirCard business
Revenue		46,701	246,845	245,010
Cost of goods sold		32,978	177,147	183,300
Gross margin		13,723	69,698	61,710
Expenses		(12,918)	(36,653)	(37,369)
Gain on sale of AirCard business	94,078	94,078	0	0
Earnings before income taxes		94,883	33,045	24,341
Income tax expense		(24,295)	(1,644)	(3,003)
Net earnings from discontinued operations		$ 70,588	$ 31,401	$ 21,338